PROVISIONS (Details 7) - Pension Plan [Member]	Dec. 31, 2017	Dec. 31, 2016
Summary of economic hypotheses
Discount rate(s)	9.00%	7.25%
Expected rate(s) of salary increase	5.60%	3.00%
Inflation rate	5.60%	3.00%